PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 -      PROPERTY AND EQUIPMENT, NET

A. Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2021	2020
Cost:
Operating equipment (*)	43,751	47,647
Office furniture, equipment and computers	51,788	50,851
Land	1,728	1,819
Buildings	5,818	6,415
Vehicles	9,976	9,498
Leasehold improvements	9,750	9,515
	122,811	125,745
Less – accumulated depreciation (**)	(87,159)	(88,092)
Total property and equipment, net	35,652	37,653

(*)	As of December 31, 2021, and 2020, an amount of US$ 25.5 million and US$ 29.4 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2021, and 2020, an amount of US$ 13.5 million and US$ 17.0 million is subject to operating lease transactions, respectively.

B. During the years ended December 31, 2021, 2020 and 2019, depreciation expenses were US$ 12.3 million, US$ 12.9 million and US$ 15.0 million, respectively and additional equipment was purchased in an amount of US$ 13.7 million, US$ 7.2 million and US$ 11.3 million, respectively.